Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table shows changes in the carrying amount of goodwill by reportable segment as of December 31, 2021 and 2020 (in millions):

Predecessor
	Medical	Industrial	Consolidated
Balance—June 30, 2019	$96.7	$414.9	$511.6
Acquisition of Capintec	6.0	—	6.0
Acquisition of Premium Analyse	—	4.3	4.3
Acquisition of Selmic	—	2.7	2.7
Acquisition of AWST	4.1	—	4.1
Translation adjustment	—	(6.1)	(6.1)

Balance—June 30, 2020	$106.8	$415.8	$522.6
Acquisition of Sun Nuclear	130.2	—	130.2
Acquisition of Biodex	11.1	—	11.1
Acquisition of Dosimetrics	1.6	—	1.6
Translation adjustment	(0.2)	16.2	16.0

Balance—June 30, 2021	$249.5	$432.0	$681.5
Acquisition of Dosimetry Badge	0.9	—	0.9
Balance—Translation adjustment	(0.4)	(4.6)	(5.0)

Balance—October 19, 2021	$250.0	$427.4	$677.4

Successor
	Medical	Industrial	Consolidated
Balance—October 20, 2021	$—	$—	$—
Acquisition of Mirion	675.2	963.8	1,639.0
Acquisition of CHP Badge	1.5	—	1.5
Acquisition of Safeline	0.8	—	0.8
Acquisition of CIRS	35.0	—	35.0
Translation adjustment	—	(13.7)	(13.7)

Balance—December 31, 2021	$712.5	$950.1	$1,662.6

Schedule of Finite-Lived Intangible Assets	A summary of intangible assets useful lives, gross carrying value and related accumulated amortization is below (in millions):

Successor
		December 31, 2021
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6-13	$341.0	$(15.3)	$325.8
Distributor relationships	7-13	61.0	(1.5)	59.5
Developed technology	5-16	251.2	(5.9)	245.3
Trade names	3-10	100.0	(2.1)	97.9
Backlog and other	1-4	85.7	(7.2)	78.4

Total		$838.9	$(32.0)	$806.9

Predecessor
		June 30, 2021
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6-17	$420.4	$(205.6)	$214.8
Developed technology	3-16	184.5	(104.7)	79.8
Trade names	5-9	47.4	(29.5)	17.9
Backlog and other	1-9	40.6	(26.8)	13.8

Total		$692.9	$(366.6)	$326.3

		June 30, 2020
	Original Average Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	6-15	$358.5	$(170.5)	$188.0
Developed technology	3-16	130.0	(81.0)	49.0
Trade names	5-9	32.9	(22.4)	10.5
Backlog and other	1-9	22.8	(22.0)	0.8

Total		$544.2	$(295.9)	$248.3

Schedule of Finite-lived Intangible Assets Amortization Expense
Aggregate amortization expense for intangible assets included in cost of revenues and operating expenses was as follows (in millions):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Amortization expense for intangible assets in:
Cost of revenues	$5.6	$6.6	$20.9	$17.9	$18.4
Operating expenses	$26.4	$13.1	$41.9	$32.7	$34.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Future annual amortization expense at current exchange rates is as follows (in millions):

Fiscal year ending December 31:
2022	$142.9
2023	126.9
2024	112.5
2025	90.4
2026	83.3
2027 and thereafter	250.9

Total	$806.9